Financial Liabilities - Other (Details) € in Thousands, $ in Millions	Dec. 05, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Apr. 18, 2017 EUR (€)	Feb. 06, 2017 USD ($)	Feb. 06, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Oct. 28, 2015 EUR (€)
Borrowings
Amount of debt refinanced					$ 6,300	€ 5,800,000
Senior Debt
Borrowings
Face amount | $					6,000
Maximum borrowings available			€ 5,067,935				€ 4,119,242
Revolving Credit Facility, Maturing in 2023
Borrowings
Maximum borrowing capacity | $		$ 300			300
Senior Unsecured Notes
Borrowings
Face amount			1,000,000	€ 1,000,000			948,677	€ 918,527
EIB Loan
Borrowings
Maximum borrowings available			€ 185,000				€ 100,000
Debt term	10 years
Grace period	2 years
EIB Loan, Maturing in 2027
Borrowings
Maximum borrowings available	€ 85,000
EIB Loan, Maturing in 2025
Borrowings
Maximum borrowings available									€ 100,000
Hologic acquisition | Senior Debt
Borrowings
Face amount | $					$ 1,816